ORGANIZATION AND PRINCIPAL ACTIVITIES - VIEs and VIEs' major subsidiaries (Details)	Dec. 31, 2019
KAG
Schedule of Equity Method Investments [Line Items]
Percentage of legal ownership by Kaixin Auto Group	100.00%
Renren Finance, Inc
Schedule of Equity Method Investments [Line Items]
Percentage of legal ownership by Kaixin Auto Group	100.00%
Jet Sound Hong Kong Company Limited
Schedule of Equity Method Investments [Line Items]
Percentage of legal ownership by Kaixin Auto Group	100.00%
Shanghai Renren Financial Leasing Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of legal ownership by Kaixin Auto Group	100.00%
Shanghai Renren Automotive Technology Group Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of legal ownership by Kaixin Auto Group	100.00%
Fenqi Winday Company Limited
Schedule of Equity Method Investments [Line Items]
Percentage of legal ownership by Kaixin Auto Group	100.00%
Shanghai Lingding Automobile Technology Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of legal ownership by Kaixin Auto Group	100.00%